OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 32	$ 8
Prepaid expenses	23	18
Lease deposits	53	55
Related parties	10
Inventories	15	5
Others	42	7
Total	$ 175	$ 93